OTHER COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of the total minimum rental due in future periods under the existing agreements

The total minimum rental due in future periods under these existing agreements is as follows as of June 30, 2015:

Rental
Expense Due
(In thousands)

2016	$154
2017	111
2018	101
2019	100
2020	47
Total	$513